Interest in associates and joint ventures (Tables)	12 Months Ended
Dec. 31, 2024
Interests In Other Entities [Abstract]
Disclosure of carrying amount of interests in associates and joint ventures

Carrying amount of HSBC’s interests in associates and joint ventures
	2024	2023
	$m	$m
Interests in associates	28,777	27,200
Interests in joint ventures	132	144
Interests in associates and joint ventures	28,909	27,344

Disclosure of interests in associates

Principal associates of HSBC
	2024		2023
	Carrying amount	Fair value[1]	Carrying amount	Fair value[1]
	$m	$m	$m	$m
Bank of Communications Co., Limited	22,367	11,631	21,210	8,812
Saudi Awwal Bank	5,027	5,705	4,659	6,438
1Principal associates are listed on recognised stock exchanges. The fair values are based on the quoted market prices of the shares held (Level 1 in the fair value hierarchy).

Principal associates of HSBC (continued)
	At 31 Dec 2024
	Jurisdiction of incorporation and principal place of business	Principal activity	HSBC’s interest[1] %
Bank of Communications Co., Limited	Mainland China	Banking services	19.03
Saudi Awwal Bank	Saudi Arabia	Banking services	31.00
1There has been no percentage change in HSBC’s shareholding interest in the principal associates when compared with 2023.

Share of profit in associates and joint ventures
	2024	2023
	$m	$m
Bank of Communications Co., Limited	2,241	2,250
Saudi Awwal Bank	596	538
Other associates and joint ventures	75	19
Share of profit in associates and joint ventures	2,912	2,807
Less: Impairment of interest in BoCom	—	(3,000)

Selected balance sheet information of BoCom
	At 30 Sep	At 30 Sep
	2024	2023
	$m	$m
Cash and balances at central banks	99,663	112,800
Due from and placements with banks and other financial institutions	122,607	100,464
Loans and advances to customers	1,128,603	1,087,613
Other financial assets	587,721	587,949
Other assets	61,086	59,215
Total assets	1,999,680	1,948,041
Due to and placements from banks and other financial institutions	326,742	292,065
Deposits from customers	1,195,590	1,216,611
Other financial liabilities	282,894	251,246
Other liabilities	38,082	36,766
Total liabilities	1,843,308	1,796,698
Total equity	156,372	151,343

Selected income statement information of BoCom
	For the 12 months ended 30 Sep
	2024	2023
	$m	$m
Net interest income	23,180	23,432
Net fee and commission income	5,315	6,221
Credit and impairment losses	(7,410)	(8,099)
Depreciation and amortisation	(2,589)	(2,560)
Tax expense	(835)	(1,007)
Profit for the year	12,922	13,211
Other comprehensive income	1,361	686
Total comprehensive income	14,283	13,897
Dividends received from BoCom	745	736
Associates
The undertakings below are associates and equity accounted.

Associates	% of share class held by immediate parent company (or by the Group where this varies)		Footnotes
Bank of Communications Co., Ltd.	19.03		2, 159
Barrowgate Limited	24.64	(15.53)	160
BGF Group plc	24.62		161
Bud Financial Limited	4.50		4, 162
CANARA HSBC LIFE INSURANCE COMPANY LIMITED	26.00		163
Divido Financial Services Limited (In Administration)	7.85		164
Electronic Payment Services Company (Hong Kong) Limited	38.69		2, 19
Episode Six Inc.	5.69		4, 165
EPS Company (Hong Kong) Limited	38.69		19
HQLAX S.à r.l.	6.10		4, 90
HSBC Jintrust Fund Management Company Limited	49.00		2, 11, 166
HSBC UK Covered Bonds (LM) Limited	N/A		1,2, 167
Lightico Ltd	2.80		4, 85
LiquidityMatch LLC	N/A		1, 168
London Precious Metals Clearing Limited	30.00		2, 169
Marketnode PTE. Ltd.	12.60		4, 46
MENA Infrastructure Fund (GP) Ltd	33.33		170
Quantexa Limited	9.36		4, 99
Radiant Global Investors LLC	N/A		1, 2, 172
Saudi Awwal Bank	31.00		173
The London Gold Market Fixing Limited	N/A		1, 157
Threadneedle Software Holdings Limited	7.10		4, 174
Trade Information Network Limited	12.76		152
Trinkaus Europa Immobilien-Fonds Nr. 7 Frankfurt Mertonviertel KG	N/A		182
We Trade Innovation Designated Activity Company (In Liquidation)	9.88		2, 130

Sensitivity of VIU to reasonably possible changes in key assumptions

Sensitivity of the carrying amount to the key VIU assumptions
	Favourable change		Unfavourable change
		Reversal of impairment / VIU headroom		Impairment
	bps	$bn	bps	$bn
At 31 Dec 2024
Long-term profit growth rate	55	4.0	(96)	(5.4)
Long-term asset growth rate	(121)	8.6	30	(2.8)
Discount rate	(143)	5.4	287	(6.4)
Expected credit losses as a percentage of loans and advances to customers	2024 to 2028: 66 2029 onwards: 91	4.0	2024 to 2028: 108 2029 onwards: 104	(4.3)
Risk-weighted assets as a percentage of total assets	(132)	0.8	234	(1.7)
Loans and advances to customers growth rate	(217)	3.4	340	(6.1)
Operating income growth rate	76	2.7	(81)	(3.3)
Cost-income ratio	(190)	0.2	380	(7.1)
Long-term effective tax rate	(426)	1.6	1,000	(4.0)
Capital requirements – capital adequacy ratio	—	—	372	(14.3)
Capital requirements – tier 1 capital adequacy ratio	—	—	270	(6.7)
At 31 Dec 2023
Long-term profit growth rate	58	3.3	(79)	(3.4)
Long-term asset growth rate	(79)	4.5	58	(4.0)
Discount rate	(110)	4.5	280	(6.1)
Expected credit losses as a percentage of loans and advances to customers	2023 to 2027: 78 2028 onwards: 91	2.9	2023 to 2027: 120 2028 onwards: 104	(4.4)
Risk-weighted assets as a percentage of total assets	(150)	0.9	216	(1.6)
Loans and advances to customers growth rate	(213)	3.2	207	(2.9)
Operating income growth rate	57	2.6	(81)	(2.6)
Cost-income ratio	(212)	0.8	99	(2.9)
Long-term effective tax rate	(426)	1.6	1,000	(3.5)
Capital requirements – capital adequacy ratio	—	—	215	(7.5)
Capital requirements – tier 1 capital adequacy ratio	—	—	248	(3.7)

Summarised aggregate financial information of associates

Reconciliation of BoCom’s total shareholders’ equity to the carrying amount in HSBC’s consolidated financial statements
	At 30 Sep
	2024	2023
	$m	$m
Equity attributable to shareholders	154,748	149,713
Other equity instruments	(23,946)	(24,616)
Equity attributable to shareholders less other equity instruments	130,802	125,097
The Group's share of equity[1]	25,284	24,210
Impairment[2]	(2,917)	(3,000)
Carrying amount	22,367	21,210
1This balance includes goodwill originally arising on acquisition.
2This balance includes the impact of foreign exchange movements on the $3bn impairment booked in the financial year ended 31 December 2023.